Taxation - Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Current tax expense	$ 35.1	$ 34.2	$ 61.1	$ 50.3
Deferred tax expense/(benefit)	8.5	(1.3)	20.1	(3.1)
Total income tax expense	$ 43.6	$ 32.9	$ 81.2	$ 47.2
Effective tax rate	28.00%	14.60%	30.50%	15.20%